ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2014
ACCOUNTING POLICIES
ACCOUNTING POLICIES

3.     ACCOUNTING POLICIES

  These interim unaudited consolidated financial statements follow the same accounting policies and methods of their application as the December 31, 2013 audited annual consolidated financial statements.